GPS FUNDS I
Funds	Service Shares Ticker	RS Shares Ticker
GuideMark® Large Cap Core Fund	GMLGX	GLCPX
GuideMark® Emerging Markets Fund	GMLVX	GEPRX
GuideMark® Small/Mid Cap Core Fund	GMSMX	GSMRX
GuideMark® World ex-US Fund	GMWEX	GWURX
GuideMark® Core Fixed Income Fund	GMCOX	GCFQX

(each, a “Fund” and collectively, the “Funds”)
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Supplement dated October 16, 2026
to the Funds’ Summary Prospectuses, Statutory Prospectus and
Statement of Additional Information (“SAI”)
dated July 31, 2026, as amended
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Capitalized terms and certain other terms used herein, unless otherwise defined, have the meanings assigned to them in the Summary Prospectus, Statutory Prospectus and SAI.
Summary and Statutory Prospectus
1.For the GuideMark Emerging Markets Fund and GuideMark Large Cap Core Fund, “Information Technology Sector Risk” under the heading “Principal Risks of Investing in the Fund” is hereby deleted and replaced with the paragraph below.

Information Technology Sector Risk. The information technology (IT) sector has historically been relatively volatile due to the rapid pace of product development within the sector. Products and services of IT companies may not achieve commercial success or may become obsolete quickly. Stock prices of companies operating within this sector may be subject to abrupt or erratic movements. Additionally, these companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations. Unlike market benchmarks, the Fund is subject to certain regulatory requirements governing issuer diversification and industry concentration within the Fund’s portfolio. To the extent equity market performance is driven by a relatively small group of companies, the Fund may not be able to implement its strategy as intended due to these regulatory constraints.
•Semiconductor Companies Risk. The semiconductor industry has experienced significant volatility and is subject to the risk of product obsolescence due to rapid technological change, cyclical market patterns, including periods of over-capacity and production shortages, raw materials shortages, variations in manufacturing costs and yields, price erosion, and significant capital expenditures for equipment and product development. Semiconductor companies depend significantly on third-party suppliers and the availability of raw materials may be negatively impacted by supply chain disruptions. These companies may also be adversely affected by the loss or impairment of intellectual property rights. Growing demand related to computing power to support artificial intelligence and other emerging technologies may contribute to increased competition, capacity constraints and customer concentration which could heighten volatility in the industry and increase the Fund’s risk of loss on its investments in such companies.

2.For GuideMark Small/Mid Cap Core Fund, the following “Information Technology Sector Risk” is hereby added under the heading “Principal Risks of Investing in the Fund.”

Information Technology Sector Risk. The information technology (IT) sector has historically been relatively volatile due to the rapid pace of product development within the sector. Products and services of IT companies may not achieve commercial success or may become obsolete quickly. Stock prices of companies operating within this sector may be subject to abrupt or erratic movements. Additionally, these companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations. Unlike market benchmarks, the Fund is subject to certain regulatory requirements governing issuer diversification and industry concentration within the Fund’s portfolio. To the extent equity market performance is driven by a relatively small group of companies, the Fund may not be able to implement its strategy as intended due to these regulatory constraints.

3.Effective immediately, in the table included under the heading “MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT,” an indication is hereby added that “Information Technology Sector Risk” applies to the GuideMark Small/Mid Cap Core Fund.

4.Effective immediately, under the heading “MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT,” the paragraph entitled “Information Technology Sector Risk” is hereby deleted and replaced with the paragraph below.
Information Technology Sector Risk. The information technology (IT) sector has historically been relatively volatile due to the rapid pace of product development within the sector. Products and services of IT companies may not achieve commercial success or may become obsolete quickly. Stock prices of companies operating within this sector may be subject to abrupt or erratic movements. Additionally, these companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations. Unlike market benchmarks, the Fund is subject to certain regulatory requirements governing issuer diversification and industry concentration within the Fund’s portfolio. To the extent equity market performance is driven by a relatively small group of companies, the Fund may not be able to implement its strategy as intended due to these regulatory constraints, which could adversely impact the performance of the Fund relative to the broader markets or benchmarks.
•Semiconductor Companies Risk. The semiconductor industry has experienced significant volatility and is subject to the risk of product obsolescence due to rapid technological change, cyclical market patterns, including periods of over-capacity and production shortages, raw materials shortages, variations in manufacturing costs and yields, price erosion, and significant capital expenditures for equipment and product development. Semiconductor companies depend significantly on third-party suppliers and the availability of raw materials may be negatively impacted by supply chain disruptions. These companies may also be adversely affected by the loss or impairment of intellectual property rights. Growing demand related to computing power to support artificial intelligence and other emerging technologies may contribute to increased competition, capacity constraints and customer concentration which could heighten volatility in the industry and increase the

Fund’s risk of loss on its investments in such companies. To the extent a Fund has significant exposure to this industry, these risks are heightened and the Fund’s performance may be negatively affected by a downturn in prices or competitive positioning of semiconductor companies in which it invests.

Statement of Additional Information
The following text is hereby appended to the second paragraph under the “Investment Restrictions GPS Funds I” and “Investment Restrictions GPS Funds II” headings, on pages 3 and 4, respectively, in the Statement of Additional Information:
For the purposes of applying the Funds’ fundamental investment restriction relating to concentration, the Adviser or a sub-advisor may analyze the characteristics of any particular investment and may assign an industry or sub-industry classification consistent with those characteristics. The Adviser or a sub-advisor may, but need not, consider industry or sub-industry classifications published by third parties (such as the S&P Dow Jones Indices and MSCI Inc. Global Industry Classification Standard (“GICS”), FactSet Revere Business Industry Classification System (“RBICS”), or any other) or other sources when classifying investments for purposes of implementing a Fund's concentration policy. A Fund may use other classification titles, standards and systems from time to time, as determined in the Adviser’s or sub-advisor’s discretion. The Adviser or sub-advisor may classify and re-classify companies in a particular industry or sub-industry and define and re-define industries and sub-industries in any reasonable manner, consistent with SEC guidance. Accordingly, the composition of an industry or group of industries may change from time to time. The policy will be interpreted to give broad authority to the Adviser or sub-advisor as to how to classify issuers.

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